UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Capstone Church Capital Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

California		10.78%
	Sonrise Baptist Church of Clovis (d) (e)
359,774	7.50%, 06/01/2020		$ 182,873
389,514	7.50%, 06/01/2020		197,990
	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		96,970
128,000	7.30%, 09/18/2030		109,862
143,000	7.30%, 03/18/2032		116,788
148,000	7.30%, 09/18/2032		119,540
159,000	7.30%, 09/18/2033		126,437
98,000	7.30%, 03/18/2034		77,596
	The United Pentecostal Church of Modesto, Inc. (c) (d)
20,000	7.50%, 11/21/2020		13,954
43,000	7.50%, 05/21/2021		30,027
43,000	7.50%, 11/21/2021		29,907
45,000	7.50%, 05/21/2022		31,316
51,000	7.60%, 11/21/2023		35,552
53,000	7.60%, 05/21/2024		36,962
55,000	7.60%, 11/21/2024		38,120
56,000	7.60%, 05/21/2025		38,825
59,000	7.60%, 11/21/2025		40,917
62,000	7.60%, 05/21/2026		43,003
66,000	7.60%, 05/21/2027		45,797
69,000	7.60%, 11/21/2027		47,893
71,000	7.60%, 05/21/2028		49,288
73,000	7.60%, 11/21/2028		50,684
86,000	7.60%, 11/21/2030		59,220
89,000	7.60%, 05/21/2031		61,285
92,000	7.60%, 11/21/2031		63,351
96,000	7.60%, 05/21/2032		66,106
99,000	7.60%, 11/21/2032		68,171
103,000	7.60%, 05/21/2033		70,926
112,000	7.60%, 05/21/2034		77,123
115,000	7.60%, 11/21/2034		79,189
	Victory Christian Center of the Desert, Inc. (c) (d)
22,730	8.40%, 10/15/2020		21,950
23,488	8.40%, 04/15/2021		22,682
24,245	8.40%, 10/15/2021		23,397
25,761	8.40%, 04/15/2022		24,877
26,518	8.40%, 10/15/2022		25,609
27,276	8.40%, 04/15/2023		26,387
28,791	8.40%, 10/15/2023		27,709
30,307	8.40%, 04/15/2024		29,182
31,064	8.40%, 10/15/2024		29,735
32,580	8.40%, 04/15/2025		31,192
34,095	8.40%, 10/15/2025		32,650
35,610	8.40%, 04/15/2026		34,108
36,368	8.40%, 10/15/2026		34,841
38,641	8.40%, 04/15/2027		37,026
40,157	8.40%, 10/15/2027		38,486
41,672	8.40%, 04/15/2028		39,942
43,187	8.40%, 10/15/2028		41,404
45,460	8.40%, 04/15/2029		43,587
46,976	8.40%, 10/15/2029		45,050
49,249	8.40%, 04/15/2030		47,234
51,522	8.40%, 10/15/2030		49,002
53,037	8.40%, 04/15/2031		50,443
56,068	8.40%, 10/15/2031		53,326
57,583	8.40%, 04/15/2032		54,767
60,614	8.40%, 10/15/2032		57,650
62,887	8.40%, 04/15/2033		59,811
65,917	8.40%, 10/15/2033		62,694
68,190	8.40%, 04/15/2034		64,856
52,279	8.40%, 10/15/2034		49,723
	"The Well" Ministry of Rescue (c) (d)
21,000	8.40%, 05/15/2020		10,725
22,000	8.40%, 11/15/2020		11,246
23,000	8.40%, 05/15/2021		11,769
24,000	8.40%, 11/15/2021		12,290
25,000	8.40%, 05/15/2022		12,810
26,000	8.40%, 11/15/2022		13,322
27,000	8.40%, 05/15/2023		13,862
28,000	8.40%, 11/15/2023		14,300
Connecticut		1.08%
	Full Gospel Foundation Building Ministries International
29,000	7.60%, 07/21/2026		27,652
33,000	7.60%, 07/21/2028		30,805
35,000	7.60%, 01/21/2029		32,344
36,000	7.60%, 07/21/2029		32,875
38,000	7.60%, 01/21/2030		34,204
39,000	7.60%, 07/21/2030		34,597
40,000	7.60%, 01/21/2031		34,940
42,000	7.60%, 07/21/2031		36,162
43,000	7.60%, 01/21/2032		36,369
45,000	7.60%, 07/21/2032		37,570
Florida		14.62%
	Abyssinia Missionary Baptist Church Ministries, Inc. (c) (d)
257,000	7.50%, 03/15/2027		125,647
166,000	7.50%, 09/15/2027		81,174
212,000	7.50%, 03/15/2028		103,689
120,000	7.50%, 09/15/2028		58,704
187,000	7.50%, 03/15/2029		91,499
145,000	7.50%, 09/15/2029		70,963
290,000	7.50%, 03/15/2030		141,955
332,000	7.50%, 09/15/2030		161,086
91,000	7.50%, 03/15/2031		44,153
	Bethel Baptist Institutional Church, Inc. (e)
251,757	0.00%, 01/01/2022 (g)		25
1,733,625	3.50%, 01/01/2022 *		758,981
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
17,000	8.10%, 06/15/2015		16,924
33,000	8.20%, 12/15/2015		33,089
65,000	8.40%, 12/15/2020		65,514
69,000	8.40%, 06/15/2021		69,607
71,000	8.40%, 12/15/2021		71,689
74,000	8.40%, 06/15/2022		74,740
71,000	8.40%, 12/15/2022		71,710
10,000	8.40%, 06/15/2025		10,016
23,000	8.40%, 12/15/2026		23,051
24,000	8.40%, 06/15/2027		24,058
29,000	8.40%, 12/15/2029		29,093
32,000	8.40%, 12/15/2030		31,837
117,000	8.40%, 12/15/2032		116,403
84,000	8.40%, 12/15/2033		83,572
199,000	8.40%, 06/15/2034		197,985
70,000	8.40%, 12/15/2034		69,643
	LifePoint Community Church of Tampa Bay, Inc.
25,000	8.40%, 04/20/2031		23,330
	Manifestations Worldwide, Inc.
8,000	7.60%, 09/17/2024		7,612
29,000	7.60%, 03/17/2025		27,701
29,000	7.60%, 09/17/2025		27,678
31,000	7.60%, 03/17/2026		29,481
33,000	7.60%, 09/17/2026		31,271
33,000	7.60%, 03/17/2027		31,152
34,000	7.60%, 09/17/2027		31,963
36,000	7.60%, 03/17/2028		33,689
38,000	7.60%, 09/17/2028		35,230
38,000	7.60%, 03/17/2029		34,869
41,000	7.60%, 09/17/2029		37,125
41,000	7.60%, 03/17/2030		36,679
44,000	7.60%, 09/17/2030		38,812
44,000	7.60%, 03/17/2031		38,262
47,000	7.60%, 09/17/2031		40,223
48,000	7.60%, 03/17/2032		40,421
51,000	7.60%, 09/17/2032		42,559
52,000	7.60%, 03/17/2033		43,030
54,000	7.60%, 09/17/2033		44,420
56,000	7.60%, 03/17/2034		45,836
59,000	7.60%, 09/17/2034		48,044
60,000	7.60%, 03/17/2035		48,504
63,000	7.60%, 09/17/2035		50,677
65,000	7.60%, 03/17/2036		51,915
68,000	7.60%, 09/17/2036		53,985
70,000	7.60%, 03/17/2037		55,258
73,000	7.60%, 09/17/2037		57,502
76,000	7.60%, 03/17/2038		59,759
79,000	7.60%, 09/17/2038		61,952
	Iglesia Cristiana La Nueva Jerusalem, Inc. (c) (d)
73,041	7.50%, 02/5/2027		42,495
95,214	7.50%, 02/5/2029		55,395
35,216	7.50%, 08/5/2029		20,489
65,215	7.50%, 02/5/2031		37,596
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
26,000	7.70%, 11/28/2012		10,137
33,000	7.70%, 05/28/2013		12,867
34,000	7.70%, 11/28/2013		13,257
35,000	7.80%, 05/28/2014		13,646
63,000	8.40%, 05/28/2021		24,778
64,000	8.40%, 11/28/2021		25,069
68,000	8.40%, 05/28/2022		26,649
32,000	8.40%, 11/28/2023		12,486
30,000	8.40%, 05/28/2024		11,781
33,000	8.40%, 11/28/2024		12,883
86,000	8.40%, 05/28/2025		33,583
91,000	8.40%, 11/28/2025		35,545
93,000	8.40%, 05/28/2026		36,335
98,000	8.40%, 11/28/2026		38,289
42,000	8.40%, 11/28/2031		16,292
154,000	8.40%, 05/28/2032		59,737
156,000	8.40%, 11/28/2032		60,512
	Truth For Living Ministries, Inc. (e)
308,054	4.00%, 11/15/2022		129,845
Georgia		5.01%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		4,781
33,000	7.70%, 09/01/2015		4,920
39,000	7.80%, 03/01/2018		5,909
11,000	7.80%, 09/01/2018		1,662
45,000	7.80%, 09/01/2019		6,759
46,000	7.80%, 03/01/2020		6,918
48,000	7.80%, 09/01/2020		7,224
50,000	7.80%, 03/01/2021		7,535
56,000	7.90%, 09/01/2022		8,462
50,000	7.90%, 03/01/2023		7,560
38,000	7.90%, 03/01/2034		5,647
89,000	7.90%, 09/01/2035		13,359
159,000	7.90%, 03/01/2036		23,627
64,000	7.90%, 09/01/2036		9,613
51,000	8.00%, 09/01/2021		7,691
54,000	8.00%, 03/01/2022		8,149
	Victory Baptist Church of Loganville, Inc.
67,000	7.90%, 01/15/2030		61,988
69,000	7.90%, 07/15/2030		62,955
72,000	7.90%, 01/15/2031		64,721
74,000	7.90%, 07/15/2031		65,534
78,000	7.90%, 01/15/2032		68,047
81,000	7.90%, 07/15/2032		69,668
84,000	7.90%, 01/15/2033		71,753
87,000	7.90%, 07/15/2033		73,698
90,000	7.90%, 01/15/2034		75,987
95,000	7.90%, 07/15/2034		79,895
98,000	7.90%, 01/15/2035		81,850
101,000	7.90%, 07/15/2035		83,961
106,000	7.90%, 01/15/2036		87,514
110,000	7.90%, 07/15/2036		90,409
115,000	7.90%, 01/15/2037		93,874
119,000	7.90%, 07/15/2037		96,949
123,000	7.90%, 01/15/2038		99,950
129,000	7.90%, 07/15/2038		104,658
Illinois		2.03%
	First Baptist Church of Melrose Park (c) (d)
35,000	7.80%, 06/12/2019		23,226
37,000	7.80%, 12/12/2019		24,416
37,000	7.80%, 06/12/2020		24,442
40,000	7.80%, 12/12/2020		26,448
41,000	7.80%, 06/12/2021		27,134
42,000	7.80%, 12/12/2021		27,682
45,000	7.80%, 06/12/2022		29,678
50,000	7.90%, 12/12/2023		33,030
51,000	7.90%, 06/12/2024		33,706
54,000	7.90%, 12/12/2024		35,473
56,000	7.90%, 06/12/2025		36,792
43,000	7.90%, 06/12/2030		28,307
86,000	7.90%, 12/12/2030		56,124
24,000	7.90%, 12/12/2033		15,662
112,000	7.90%, 06/12/2034		73,091
117,000	7.90%, 12/12/2034		76,354
45,000	8.00%, 12/12/2022		29,857
48,000	8.00%, 06/12/2023		31,877
Indiana		3.92%
	Madison Park Church of God, Inc. (e)
1,845,066	2.50%, 01/01/2033		1,093,386
	Mizpah, Inc. Ebenezer Missionary Baptist Church (c) (d)
24,000	7.90%, 12/22/2031		9,149
26,000	7.90%, 12/22/2032		9,911
27,000	7.90%, 06/22/2033		10,292
29,000	7.90%, 12/22/2033		11,055
29,000	7.90%, 06/22/2034		11,055
31,000	7.90%, 12/22/2034		11,817
32,000	7.90%, 06/22/2035		12,198
33,000	7.90%, 12/22/2035		12,580
34,000	7.90%, 06/22/2036		12,961
36,000	7.90%, 12/22/2036		13,723
38,000	7.90%, 06/22/2037		14,486
Louisiana		2.60%
	Living Way Apostolic Church, Inc.
100,000	7.90%, 04/20/2030		91,940
103,000	7.90%, 10/20/2030		93,143
103,000	7.90%, 04/20/2031		91,907
15,000	7.90%, 10/20/2031		13,162
91,000	7.90%, 04/20/2032		78,888
121,000	7.90%, 10/20/2032		103,830
126,000	7.90%, 04/20/2033		107,264
136,000	7.90%, 04/20/2034		114,634
141,000	7.90%, 10/20/2034		117,961
Maryland		0.13%
	Ark of Safety Christian Church, Inc. (c) (d)
40,000	8.00%, 04/15/2029		39,792
Massachusetts		2.47%
	Harvest Ministries of New England, Inc.
76,000	7.30%, 02/20/2028		69,791
83,000	7.30%, 02/20/2029		74,509
85,000	7.30%, 08/20/2029		75,403
89,000	7.30%, 02/20/2030		77,822
95,000	7.30%, 02/20/2031		80,456
99,000	7.30%, 08/20/2031		82,427
63,000	7.30%, 08/20/2032		51,005
95,000	7.30%, 02/20/2033		76,247
114,000	7.30%, 08/20/2033		90,664
118,000	7.30%, 02/20/2034		93,503
Michigan		0.15%
	Living Bread Ministries, Inc. (c) (d)
10,000	7.50%, 02/15/2016		2,708
21,000	7.50%, 08/15/2016		5,718
22,000	7.50%, 02/15/2017		6,006
22,000	7.50%, 08/15/2017		6,017
24,000	7.50%, 02/15/2018		6,547
24,000	7.50%, 08/15/2018		6,533
26,000	7.50%, 02/15/2019		7,070
26,000	7.50%, 08/15/2019		7,033
North Carolina		0.14%
	Accumulated Resources of Kindred Spirits (c) (d)
60,726	7.75%, 12/01/2009		43,753
Ohio		2.15%
	Worldview Community Church (c) (d)
14,456	7.50%, 06/12/2018		6,107
57,822	7.50%, 12/12/2020		24,245
59,749	7.50%, 06/12/2021		25,077
62,641	7.50%, 12/12/2021		26,184
70,343	7.60%, 06/12/2023		29,628
72,270	7.60%, 12/12/2023		30,274
75,161	7.60%, 06/12/2024		31,500
79,015	7.60%, 12/12/2024		32,918
80,942	7.60%, 06/12/2025		33,729
113,705	7.60%, 12/12/2029		47,460
122,377	7.60%, 12/12/2030		50,640
127,195	7.60%, 06/12/2031		52,633
105,032	7.60%, 06/12/2032		43,462
142,613	7.60%, 12/12/2032		59,013
147,431	7.60%, 06/12/2033		61,007
153,212	7.60%, 12/12/2033		63,399
64,534	8.00%, 06/12/2022		27,130
67,423	8.00%, 12/12/2022		28,365
Rhode Island		2.61%
	The Cathedral of Life Christian Assembly (c) (d)
10,000	7.50%, 08/15/2016		6,827
11,000	7.50%, 08/15/2017		7,510
23,000	7.50%, 08/15/2020		15,663
23,000	7.50%, 02/15/2021		15,677
25,000	7.50%, 08/15/2021		16,975
25,000	7.50%, 02/15/2022		16,985
35,000	7.60%, 08/15/2026		23,709
37,000	7.60%, 02/15/2027		25,071
39,000	7.60%, 08/15/2027		26,430
40,000	7.60%, 02/15/2028		27,116
41,000	7.60%, 08/15/2028		27,798
43,000	7.60%, 02/15/2029		29,158
45,000	7.60%, 08/15/2029		30,519
46,000	7.60%, 02/15/2030		31,202
48,000	7.60%, 08/15/2030		32,275
50,000	7.60%, 02/15/2031		33,620
52,000	7.60%, 08/15/2031		34,965
53,000	7.60%, 02/15/2032		35,637
58,000	7.60%, 02/15/2033		38,999
60,000	7.60%, 08/15/2033		40,344
62,000	7.60%, 02/15/2034		41,689
65,000	7.60%, 08/15/2034		43,706
67,000	7.60%, 02/15/2035		45,051
70,000	7.60%, 08/15/2035		47,068
62,000	7.60%, 08/15/2036		41,689
58,000	7.60%, 02/15/2037		38,999
7,000	7.60%, 08/15/2037		4,707
26,000	8.00%, 08/15/2022		17,750
28,000	8.00%, 02/15/2023		19,116
Tennessee		4.22%
	Grace Christian Fellowship Church, Inc. (c) (d)
38,000	8.40%, 07/18/2021		28,466
39,000	8.40%, 10/18/2021		29,219
40,000	8.40%, 01/18/2022		30,132
41,000	8.40%, 04/18/2022		30,894
41,000	8.40%, 07/18/2022		30,910
42,000	8.40%, 10/18/2022		31,672
44,000	8.40%, 01/18/2023		33,198
44,000	8.40%, 04/18/2023		33,207
45,000	8.40%, 07/18/2023		33,781
46,000	8.40%, 10/18/2023		34,537
47,000	8.40%, 01/18/2024		35,302
47,000	8.40%, 04/18/2024		35,306
34,000	8.40%, 07/18/2024		25,391
50,000	8.40%, 10/18/2024		37,340
51,000	8.40%, 01/18/2025		38,092
52,000	8.40%, 04/18/2025		38,839
54,000	8.40%, 10/18/2025		40,343
56,000	8.40%, 01/18/2026		41,849
56,000	8.40%, 04/18/2026		41,843
58,000	8.40%, 10/18/2026		43,349
60,000	8.40%, 01/18/2027		44,856
35,000	8.40%, 10/18/2028		26,177
30,000	8.40%, 01/18/2029		22,443
52,000	8.40%, 04/18/2029		38,901
20,000	8.40%, 07/18/2029		14,964
75,000	8.40%, 10/18/2029		56,115
77,000	8.40%, 01/18/2030		57,619
78,000	8.40%, 04/18/2030		58,367
81,000	8.40%, 07/18/2030		60,110
81,000	8.40%, 10/18/2030		60,102
21,000	8.40%, 04/18/2031		15,582
38,000	8.40%, 07/18/2031		28,200
88,000	8.40%, 10/18/2031		65,296
100,000	8.40%, 04/18/2033		74,200
Texas		2.41%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		202,000
100,000	7.60%, 06/15/2018		101,000
	Iglesia Templo Jerusalen
46,000	7.90%, 12/12/2027		44,119
58,000	7.90%, 06/12/2028		55,222
60,000	7.90%, 12/12/2028		56,652
48,000	7.90%, 06/12/2029		44,880
65,000	7.90%, 12/12/2029		60,086
68,000	7.90%, 06/12/2030		62,064
37,000	7.90%, 12/12/2032		31,679
36,000	7.90%, 06/12/2033		30,665
76,000	7.90%, 12/12/2033		64,250
Virginia		0.00%
	New Life Anointed Ministries International, Inc. (c) (d)
171,000	7.80%, 06/21/2020		17
100,000	7.80%, 12/21/2020		10
64,000	7.80%, 06/21/2022		6
124,000	7.80%, 06/21/2023		12
60,000	7.80%, 12/21/2023		6
103,000	7.80%, 06/21/2024		10
115,000	7.80%, 12/21/2024		13
142,000	7.80%, 12/21/2025		14
Washington		1.51%
	Cascade Christian Center of Skagit Valley (e)
588,658	4.00%, 10/20/2020		471,927
Washington, DC		0.50%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		22,569
80,000	8.30%, 07/12/2015		23,344
98,000	8.40%, 01/12/2018		29,096
45,000	8.40%, 07/12/2018		13,333
100,000	8.40%, 01/12/2027		29,160
130,000	8.40%, 01/12/2033		37,908

Total Church Mortgage Bonds (Cost $27,778,438)		56.33%	17,588,788

CHURCH MORTGAGE LOANS (b)

California		2.55%
	Mount Olive Missionary Baptist Church of Fresno (d)
904,136	3.50%, 09/01/2014		796,905
Georgia		2.93%
	God First Breakthrough Ministries, Inc. (e)
1,062,708	10.50%, 03/01/2015		915,204
Nevada		1.08%
	Iglesia Christiana Verbo De Dios, Inc. (e)
342,035	0.00%, 01/01/2014		338,614
New Jersey		2.05%
	Igreja Batista Do Calvario
734,449	10.50%, 08/01/2015		638,751
Texas		2.68%
	Pleasant Grove Missionary Baptist Foundation (d) (f)
837,376	7.50%, 08/01/2033		837,376

Total Church Mortgage Loans (Cost $3,880,704)		11.29%	3,526,850

U.S. TREASURY OBLIGATIONS		5.92%

1,850,000	U.S. Treasury Bill, 0.275%, 1/07/2016 (Cost $1,848,489)		1,849,445

OPEN-END MUTUAL FUND		4.71%

137,868	Vanguard Short-Term Investment Grade Fund (h) (Cost $1,500,000)		1,471,048

SHORT TERM INVESTMENTS		21.37%

Money Market Fund
6,670,968	Fifth Third Institutional Money Market - 0.01% (h)* (Cost $6,670,968)		6,670,968

Total Investments - (Cost $41,678,599)		99.62%	$31,107,099

ASSETS IN EXCESS OF LIABILITIES		0.38%	120,220

Net Assets		100.00%	$31,227,319

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.
The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.
(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's
Church Loan Fund. See Note 3.
(c) Represents non-income producing security.
(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.
(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.
(f) Security is considered income producing; however, interest payments received during the period represented only a portion of the total interest due.
(g) Issuer of security, as a part of the restructure of the bond, will receive a credit of ten percent (10%) of the principal for each year the
Issuer fulfils its obligations under the restructuring agreement with the Trustee. The bonds are priced to reflect the portion of the principal the Fund believes it will receive.
(h) Mutual funds are priced at their NAV as of June 30, 2015.

* Variable rate security; the coupon rate shown represents the yield at June 30, 2015.

As of June 30, 2015, the cost of investments were $41,678,599, the gross unrealized appreciation on investments were $7,521 and the gross unrealized depreciation on investments were $10,579,021, for a net unrealized depreciation of $10,571,500 for federal income tax purposes.

CAPSTONE CHURCH CAPITAL FUND

Notes to Schedule of Investments
June 30, 2015 (Unaudited)

2. SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds and mortgages on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds and mortgages using a pricing service when such prices are believed to reflect fair value.  Church bonds and mortgages with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service is unavailable, the Adviser’s internal Valuation Committee will use the Market or Income Approach, whichever is appropriate.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser, under these circumstances, may determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

- the general conditions in the church bond market and the overall financial market
- the transaction price of any recent sales or purchases of the security
- the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
- the estimated value of the underlying collateral

          -          the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

- any current independent appraisal values
- any current listing price or related data
- index adjusted appraisal values based on published real estate sources
- estimated costs associated with the disposition of the property
- risk adjusted discount rate
- estimated time to sell in years
- probability of foreclosure

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Adviser may also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond is derived from a weighted assessment by the Adviser of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Adviser's consideration of the likelihood of each outcome.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”).The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Adviser also considered the potential results of the trustee’s actions, including restructuring, refinance, acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Adviser is currently valuing such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in open-end mutual funds and money market funds are generally priced at the respective open-end mutual fund's or money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds and church mortgage loans are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing; (b) only if there are no readily available market quotations for those securities; and (c) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of June 30, 2015:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Balance as of
Assets	(Level 1)	(Level 2)	(Level 3)	June 30, 2015
Church Mortgage Bonds	$ -	$ -	$ 17,588,788	$ 17,588,788
Church Mortgage Loans	-	-	3,526,850	3,526,850
Open-End Mutual Fund	1,471,048	-	-	1,471,048
U.S. Govt. Obligations	1,849,445	-	-	1,849,445
Short Term Investments	6,670,968	-	-	6,670,968
	$ 9,991,461	$ -	$ 21,115,638	$ 31,107,099

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended June 30, 2015.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 10/01/2014	$ 22,995,414	$ 3,806,907	$ 26,802,321
Accrued Accretion/(Amortization)	-	-	-
Unrealized Appreciation/(Depreciation)	326,118	246,136	572,254
Realized Gain/(Loss)	(1,036,859)	(236,701)	(1,273,560)
Gross Sales and Paydowns	(10,231,046)	(289,492)	(10,520,538)
Gross Purchases	5,535,161	-	5,535,161
Transfer In/(Out) of Level 3	-	-	-
Balance as of 12/31/2014	$ 17,588,788	$ 3,526,850	$ 21,115,638

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski, President

Date: August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski, President

Date: August 31, 2015

By /s/Carla Homer

* Carla Homer, Treasurer

Date: August 31, 2015

* Print the name and title of each signing officer under his or her signature.